SEGMENT INFORMATION - Disclosure of additional information of segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT INFORMATION
Cost of revenues	[1]	$ 29,595	$ 29,836	$ 30,020
Depreciation and amortization	[1]	7,541	7,692	7,134
Impairment of goodwill and intangible assets		16,215
Non-current assets		48,688	67,241	71,591
Others
SEGMENT INFORMATION
Cost of revenues	[1]	911	923	946
Depreciation and amortization	[1]	30	6	10
Impairment of goodwill and intangible assets		0
Unallocated
SEGMENT INFORMATION
Non-current assets		4,678	4,910	2,636
Europe
SEGMENT INFORMATION
Cost of revenues	[1]	6,299	7,429	6,975
Depreciation and amortization	[1]	3,015	3,637	2,654
Impairment of goodwill and intangible assets		15,098
Non-current assets		5,359	23,588	27,132
Israel
SEGMENT INFORMATION
Cost of revenues	[1]	22,385	21,484	22,099
Depreciation and amortization	[1]	4,496	4,049	4,470
Impairment of goodwill and intangible assets		1,117
Non-current assets		35,445	36,803	40,056
ROW
SEGMENT INFORMATION
Non-current assets		$ 3,206	$ 1,940	$ 1,767

[1]	excluding depreciation and amortization